Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Global Equity ETF
Entity Central Index Key	0002008374
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group Global Equity ETF - CGGE
Shareholder Report [Line Items]
Fund Name	Capital Group Global Equity ETF
Class Name	Capital Group Global Equity ETF
Trading Symbol	CGGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Global Equity ETF (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGE	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 23.91% on a net asset value (NAV) basis and 23.62% on a market price basis for the year ended
May 31, 2026. These results compare with a 27.49% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and the Middle East conflict. U.S. equities reached record highs, supported by surging artificial intelligence investments and strong corporate earnings. The U.S. economy remained resilient, underpinned by higher consumer spending. Inflation edged higher, largely reflecting elevated energy prices. Stocks in other regions also advanced, including strong returns in Canada, Japan and the U.K.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from industrials, communications services, energy and utilities were also positive. U.S.-based companies, which represent over half of the portfolio, made meaningful contribution to investment results. Holdings in South Korea and Taiwan also contributed to absolute returns.
Conversely, health care and consumer staples sectors lagged. Country-wise, holdings in Denmark, Spain and Germany saw negative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Global Equity ETF (at NAV) 2	23.91%	18.65%
MSCI World Index 3	27.49%	19.80%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jun. 25, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,796,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,796
Total number of portfolio holdings	115
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)